GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
GOODWILL AND INTANGIBLE ASSETS, NET [Text Block]
NOTE 10 -	GOODWILL AND INTANGIBLE ASSETS, NET

	Cultivations and processing licenses (*)	Customer relationships	Trade name	Goodwill	Other	Total
Cost:

Balance at January 1, 2023	$2,524	$13,076	$1,564	$117,900	$23	$135,087
PPA adjustments	-	2,225	-	-	-	2,225
Disposals	-	(2,225)	-	-	-	(2,225)
Foreign currency translation adjustments	-	(349)	-	324	-	(25)

Balance at December 31, 2023	2,524	12,727	1,564	118,224	23	135,062
Impairment (Note 19F2)	-	-	-	(495)	-	(495)
Deconsolidation of Oranim	-	(2,822)	-	(3,499)	-	(6,321)
Foreign currency translation adjustments	147	174	-	578	-	899

Balance at December 31, 2024	2,671	10,079	1,564	114,808	23	129,145

Accumulated amortization:

Balance at January 1, 2023	1,673	6,068	1,516	108,129	20	117,406
Amortization during the year	18	1,730	7	-	3	1,758

Balance at December 31, 2023	1,691	7,798	1,523	108,129	23	119,164
Amortization during the year	-	1,369	8	-	-	1,377
Deconsolidation of Oranim	-	(1,408)	-	-	-	(1,408)

Balance at December 31, 2024	1,691	7,759	1,531	108,129	23	119,133

Amortized cost at December 31, 2024	$980	$2,320	$33	$6,679	$-	$10,012

Amortized cost at December 31, 2023	$833	$4,929	$41	$10,095	$-	$15,898

(*)	The licenses consist of GMP and GDP licenses and they have indefinitely useful life.

Amortization expenses amounted to $1,377, $1,758 and $2,343, were recorded as part of selling and marketing expenses during the years ended December 31, 2024, 2023 and 2022, respectively. In addition, during the year ended December 31, 2022, the Company recorded goodwill and intangible assets impairment amounted to $107,854 and $3,067, respectively, related to Trichome (see Note 21 below). During the year ended December 31, 2023, the Company did not record goodwill and intangible assets impairment. During the year ended December 31, 2024, the Company derecognized goodwill and intangible assets in the amount of $3,499 and $1,414, respectively, as part of the deconsolidation of Oranim and goodwill impairment amounted to $495 related to Panaxia (see Note 19F below).